Summary of Federal Home Loan Bank Advances (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	$ 68,500,000	$ 68,500,000
Federal Home Loan Bank Advances Five
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	10,000,000	10,000,000
Interest Rate		3.66%
Final Maturity		Jun. 17, 2013
Federal Home Loan Bank Advances Six
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	15,000,000	15,000,000
Interest Rate		3.07%
Final Maturity		Jun. 24, 2013
Federal Home Loan Bank Advances Seven
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	10,000,000	10,000,000
Interest Rate		3.24%
Final Maturity		Jul. 16, 2013
Federal Home Loan Bank Advances Eight
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	10,000,000	10,000,000
Interest Rate		3.66%
Final Maturity		Jul. 16, 2013
Federal Home Loan Bank Advances Nine
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	3,500,000	3,500,000
Interest Rate		4.67%
Final Maturity		Dec. 16, 2014
Federal Home Loan Bank Advances Ten
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	$ 20,000,000	$ 20,000,000
Interest Rate		2.53%
Final Maturity		Jan. 09, 2018